united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Philip Santopadre, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

CENTERSTONE
INVESTORS

2017 ANNUAL REPORT

March 31, 2017

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers, if any, are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Centerstone Funds. This and other important information about the Funds are contained in the prospectus, which can be obtained by calling 877.314.9006. The prospectus should be read carefully before investing.

The Centerstone Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC. Centerstone Investors, LLC is not affiliated with Northern Lights Distributors, LLC.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

10	Centerstone Investors Fund Overview

12	Portfolio of Investments

CENTERSTONE INTERNATIONAL FUND

18	Centerstone International Fund Overview

20	Portfolio of Investments

25	STATEMENTS OF ASSETS AND LIABILITIES

27	STATEMENTS OF OPERATIONS

28	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

29	Centerstone Investors Fund

30	Centerstone International Fund

31	NOTES TO FINANCIAL STATEMENTS

48	AUDIT OPINION

50	FUNDS’ EXPENSES

51	SUPPLEMENTAL INFORMATION

53	PRIVACY POLICY

55	TRUSTEES & OFFICERS

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	1

2	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE’S DISTINCT INVESTMENT APPROACH

(Unaudited)

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	3

CENTERSTONE’S OPERATING PRINCIPLES

(Unaudited)

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high quality debt instruments

4	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

(Unaudited)

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	5

Abhay Deshpande, CFA CHIEF INVESTMENT OFFICER	DEAR FELLOW CENTERSTONE SHAREHOLDERS,

We are pleased to present you with the first Annual Report for the Centerstone Investors Fund and Centerstone International Fund. This Annual Report covers less than one year’s worth of operations as the Funds’ inception date was May 3, 2016.

Thank you for your investment in the Centerstone Funds. At Centerstone Investors, we have structured the Firm and the Funds to be aligned with you: our shareholders. We are an independent boutique investment firm and are 100% employee owned. We view our employee ownership as “permanent capital,” which we believe is ideal for owners of a long-term-oriented Advisor. In addition, our employees have invested eight figures in the Centerstone Funds. We believe this shows no greater alignment of interest than investing alongside our shareholders.

SEEKING PROTECTION RATHER THAN PREDICTION

As we try to always do in one medium or another, we would like to remind all of our new and existing shareholders that at Centerstone Investors, we think of ourselves as being more in the business of seeking protection rather than prediction. Seeking to protect or preserve capital is at the core of our investment approach. It has been our experience that long-term success is driven only partly by the acts one commits. What one avoids has been at least equally as important in driving long-term returns. This is why we believe the typical Centerstone investment is well capitalized, well managed and well positioned (if not just a little boring). In contrast, we would find it doubly challenging to manage capital by forecasting the future. Partly because the future is unknowable and partly because the market’s reaction to future events is itself unpredictable. Say what you will about the election results, but it is as likely that many, if not most, people were just as surprised by the outcome as with the market’s reaction to it. For this, and for many other

6	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

SHAREHOLDER LETTER

MARCH 31, 2017

reasons, we stick to our cautious investment approach. This means that, typically, in difficult market environments we expect our Funds to hold up relatively better, but we also do not expect to keep up with the crowd in more speculative markets, such as the past year.

Our first fiscal period has been an interesting one, to say the least. Global markets started with a shock from the Brexit* vote, transitioned to the shock of the US Presidential election outcome and ended with the uncertainty of a variety of European elections. With all these changes, it is interesting to see market opinion divide between those who draw parallels with the early 1980s capitalist renewal and those who see similarities with the early 20th century political environment, which did not turn out so well. I suspect that what one thinks depends on how one voted! Our opinion is that the outcome is likely to look like neither extreme, as a sample size of the two cannot be relied on for anything other than a guess. Here again we have the luxury of admitting that we do not need to know the answer. Our investment approach specifically does not depend on knowing, and even if we did know, we would not be able to predict the market’s reaction.

NON-US TILT

On the ground, we have been uncovering some companies to invest in, albeit there is certainly not an abundance of opportunities. On that premise, non-US markets seem more attractive than US markets as the bulk of our new ideas are in international markets. In the US, equities seem priced to perfection and high yield bonds have reversed much of last year’s weakness. While we are not implying anything about future returns (see above), it is not clear to us that the US equity market has much margin for error, much less a margin of safety. In accordance with our framework which first focuses on the margin of safety before investing, we are less exposed to the US currently. This explains why the reserves are higher in the Investors Fund when compared with the International Fund. In the case of both Funds, however, reserves play an important role in long-term risk management efforts, even if they may act as a drag on performance at times.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	7

CENTERSTONE INVESTORS FUND

Since inception, May 3, 2016, through March 31, 2017, the Centerstone Investors Fund Class I shares (CENTX) returned 7.02%, Class A shares (CETAX) returned 6.77% and Class A shares with a sales charge (CETAX) returned 1.40% compared with 14.35% for the MSCI ACWI Index and 13.78% for the MSCI World Index, respectively. The Fund’s reserves** made up 29.31% of the portfolio as of March 31, 2017.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were Loomis (Sweden, Foreign Equity, Industrials), Men’s Wearhouse 7% coupon 7/1/2022 maturity (United States, High Yield Bond, Consumer Discretionary), Monmouth Real Estate Investment (United States, US REIT, Real Estate), Schneider Electric (France, Foreign Equity, Industrials) and Enersys (United States, US Equity, Industrials), collectively adding 2.23% to performance. The five largest detractors were Matas (Denmark, Foreign Equity, Consumer Discretionary), Fossil Group (United States, US Equity, Consumer Discretionary), Target (United States, US Equity, Consumer Discretionary), CVS Health (United States, US Equity, Consumer Staples) and Berendsen (United Kingdom, Foreign Equity, Industrials), collectively subtracting 1.62% from performance.

CENTERSTONE INTERNATIONAL FUND

Since inception, May 3, 2016, through March 31, 2017, the Centerstone International Fund Class I shares (CINTX) returned 8.32%, Class A shares (CSIAX) returned 8.27% and Class A shares with a sales charge (CSIAX) returned 2.82% compared with 12.13% for the MSCI ACWI Ex-US Index and 10.07% for the MSCI EAFE Index, respectively. The Fund’s reserves** made up 21.60% of the portfolio as of March 31, 2017.

During the period, the Centerstone International Fund’s five largest contributors to performance were Loomis (Sweden, Foreign Equity, Industrials), Schneider Electric (France, Foreign Equity, Industrials), TransCanada (Canada, Foreign Equity, Energy), Richemont (Switzerland, Foreign Equity, Consumer Discretionary) and LVMH (France, Foreign Equity,

8	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

SHAREHOLDER LETTER

 MARCH 31, 2017

Consumer Discretionary), collectively adding 3.69% to performance. The five largest detractors were Matas (Denmark, Foreign Equity, Consumer Discretionary), Berendsen (United Kingdom, Foreign Equity, Industrials), ComfortDelGro (Singapore, Foreign Equity, Industrials), SPDR Gold (United States, Gold ETF) and British American Tobacco (United Kingdom, Foreign Equity, Consumer Staples), collectively subtracting 1.39% from performance.

Thank you for being a Centerstone shareholder and partner. We will work our hardest to reward your continued trust in us. We look forward to writing you again.

Sincerely,

Abhay Deshpande, CFA

CHIEF INVESTMENT OFFICER

*	Brexit is an abbreviation of “British exit” which refers to the June 23, 2016 referendum by British voters to exit the European Union.

**	Cash & cash equivalents, treasury securities and short-term high quality bonds.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

All indices provide total returns in US dollars with net dividends reinvested.

Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

5286-NLD-04/17/2017

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	9

CENTERSTONE INVESTORS FUND OVERVIEW (unaudited)

Seeks to generate long-term growth of capital by investing across the globe	Global investments across industries, market capitalizations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

PERFORMANCE	1 Month	3 Month	6 Month	Since Inception*
Class I (CENTX)	1.14%	3.30%	2.12%	7.02%
Class A (CETAX)	1.14	3.21	1.98	6.77
Class A (CETAX) with Sales Charge	–3.89	–1.94	–3.11	1.40
Class C (CENNX)	1.05	3.02	1.62	6.50
MSCI ACWI Index	1.22	6.91	8.18	14.35
MSCI World Index	1.07	6.38	8.35	13.78

*	Inception: May 3, 2016

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2018, to ensure that the net annual Fund operating expenses will not exceed 1.35%, 2.10% and 1.10% of the Investors Fund’s average net assets, for Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would be 2.53%, 3.28% and 2.28% respectively. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. See financial highlights for additional information. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges.

TOP 10 HOLDINGS**	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	2.27%	TransCanada (CAN)	1.60%
Schneider Electric (FRA)	1.87	Loomis (SWE)	1.60
Air Liquide (FRA)	1.78	ICA Gruppen (SWE)	1.58
Colgate-Palmolive (US)	1.74	Xilinx 2.125% 3/15/2019 (US)	1.52
3M (US)	1.67	Siam City Cement (THA)	1.50
		TOTAL	17.13%

**	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

10	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX
(unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations May 3, 2016.

Class A Maximum Sales Load is 5.00%.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

§	Percentage of portfolio including income

Portfolio allocations are subject to change and should not be considered investment advice.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	11

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Shares	Security	Fair Value
COMMON STOCK – 63.97%
CANADA – 2.52%
34,267	TransCanada Corp.	$1,581,356
30,908	Metro, Inc.	949,424
		2,530,780
CHILE – 0.95%
37,665	Cia Cervecerias Unidas SA	951,795

DENMARK – 2.47%
42,852	Topdanmark A/S*	1,086,416
63,405	Matas A/S	900,123
13,078	ISS A/S	494,532
		2,481,071
FINLAND – 0.81%
40,161	Tikkurila Oyj	814,032

FRANCE – 7.75%
25,300	Schneider Electric SE	1,852,328
15,461	Air Liquide SA	1,766,487
130,147	Havas SA	1,159,322
4,320	LVMH Moet Hennessy Louis Vuitton SE	948,676
5,747	Sodexo SA	675,932
8,630	Danone SA	587,006
6,966	Eiffage SA	545,609
3,558	Valeo SA	236,964
		7,772,324
GERMANY – 3.86%
14,034	Fraport AG Frankfurt Airport Services Worldwide	993,058
53,055	Hamburger Hafen und Logistik AG	993,032
10,253	Bayerische Motoren Werke AG	935,301
9,258	Hornbach Holding AG & Co.	686,413
8,633	Hornbach Baumarkt AG	269,199
		3,877,003
HONG KONG – 3.34%
861,226	Kerry Logistics Network Ltd.	1,207,922
728,517	Mandarin Oriental International Ltd.	947,072
90,000	Hongkong Land Holdings Ltd.	692,100
110,900	Hysan Development Co. Ltd.	503,021
		3,350,115

See Accompanying Notes to Financial Statements.

12	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Shares	Security	Fair Value
COMMON STOCK – 63.97% (continued)
INDONESIA – 0.95%
768,562	Indocement Tunggal Prakarsa Tbk PT	$957,422

ITALY – 0.29%
12,282	Interpump Group SpA	285,633

JAPAN – 4.78%
174,090	Ichiyoshi Securities Co. Ltd.	1,311,969
50,951	Nagaileben Co. Ltd.	1,052,154
35,875	Mitsubishi Estate Co. Ltd.	654,148
19,273	Aica Kogyo Co. Ltd.	507,576
27,630	Sekisui Jushi Corp.	458,887
3,052	Shimano, Inc.	445,477
1,796	FANUC Corp.	368,137
		4,798,348
MEXICO – 0.96%
131,348	Grupo Televisa SAB	680,514
14,640	Fresnillo PLC	285,409
		965,923
PERU – 0.69%
19,163	Southern Copper Corp.	687,760

SINGAPORE – 1.82%
646,866	ComfortDelGro Corp. Ltd.	1,183,813
91,869	Oversea-Chinese Banking Corp. Ltd.	638,358
		1,822,171
SWEDEN – 3.13%
49,953	Loomis AB	1,580,987
45,791	ICA Gruppen AB	1,562,709
		3,143,696
SWITZERLAND – 4.92%
3,334	Swatch Group AG	1,193,936
14,267	Cie Financiere Richemont SA	1,128,085
12,744	Novartis AG	945,956
12,102	Nestle SA	928,507
2,897	Roche Holding AG	739,832
		4,936,316

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	13

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Shares	Security	Fair Value
COMMON STOCK – 63.97% (continued)
THAILAND – 2.65%
171,543	Siam City Cement PCL	$1,482,671
104,400	Bangkok Bank PCL	565,104
65,350	Bangkok Bank PCL (NVDR)	345,174
402,100	Thai Beverage PCL	270,203
		2,663,152
UNITED KINGDOM – 1.89%
92,884	Berendsen PLC	853,025
155,249	Rotork PLC	473,247
13,905	Weir Group PLC	333,972
7,368	Spectris PLC	230,600
		1,890,844
UNITED STATES – 20.19%
23,565	Colgate-Palmolive, Co.	1,724,722
8,672	3M. Co.	1,659,214
35,628	Coach, Inc.	1,472,505
83,227	Fossil Group, Inc.*	1,452,311
25,655	Target Corp.	1,415,899
47,687	Mosaic Co.	1,391,507
17,697	CVS Health Corp.	1,389,214
15,016	Wal-Mart Stores, Inc.	1,082,353
12,416	Omnicom Group, Inc.	1,070,383
12,213	EnerSys	964,094
7,365	McDonald’s Corp.	954,578
15,473	Emerson Electric, Co.	926,214
16,985	Sonoco Products, Co.	898,846
3,035	WW Grainger, Inc.	706,427
7,065	Scotts Miracle-Gro, Co.	659,800
5,571	United Technologies Corp.	625,122
3,682	Snap-on, Inc.	621,043
8,569	CarMax, Inc.*	507,456
5,353	TJX Cos, Inc.	423,315
8,254	Comcast Corp.	310,268
		20,255,271

TOTAL COMMON STOCK (Cost – $61,663,185)		64,183,656

See Accompanying Notes to Financial Statements.

14	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Principal	Security	Coupon	Maturity	Fair Value
BONDS & NOTES – 11.71%
LUXEMBOURG – 0.10%
$100,000	Actavis Funding SCS	2.35%	3/12/2018	$100,436
NETHERLANDS – 0.21%
201,000	LyondellBasell Industries NV	5.00%	4/15/2019	211,697
UNITED KINGDOM – 0.29%
276,000	Vodafone Group PLC	4.63%	7/15/2018	284,987
UNITED STATES – 11.11%
1,500,000	Xilinx, Inc.	2.13%	3/15/2019	1,504,573
961,000	Kraft Heinz Foods Co.	2.00%	7/2/2018	963,387
812,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	818,446
800,000	Mondelez International, Inc.	1.55%	2/1/2019	804,013
750,000	United Technologies Corp.	1.78%	5/4/2018	749,788
700,000	Goldman Sachs Group, Inc.	2.65%	11/29/2023	725,122
700,000	UBS Group Funding Ltd. - 144A	2.80%	4/14/2021	723,757
692,000	Men’s Wearhouse, Inc.	7.00%	7/1/2022	614,150
550,000	PHI, Inc.	5.25%	3/15/2019	519,750
500,000	Talen Energy Supply LLC	6.50%	5/1/2018	516,250
500,000	Wells Fargo & Co.	1.72%	1/30/2020	502,112
439,000	Bank of America Corp.	5.65%	5/1/2018	456,744
420,000	Kindred Healthcare, Inc.	8.00%	1/15/2020	426,825
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	352,625
300,000	National Oilwell Varco, Inc.	1.35%	12/1/2017	299,168
250,000	Synchrony Financial	2.60%	1/15/2019	251,952
245,000	Verizon Communications, Inc.	2.87%	9/14/2018	250,187
200,000	Anthem, Inc.	7.00%	2/15/2019	217,564
146,000	Wells Fargo & Co.	2.44%	3/4/2021	149,715
140,000	HRG Group, Inc.	7.88%	7/15/2019	144,900
80,000	Spectra Energy Partners LP	2.95%	9/25/2018	81,057
75,000	Qwest Corp.	6.50%	6/1/2017	75,376
				11,147,461
TOTAL BONDS & NOTES (Cost – $11,769,946)				11,744,581

Shares	Security			Fair Value
EXCHANGE TRADED FUND - COMMODITY – 2.24%
18,966	SPDR Gold Shares*			2,251,643

TOTAL EXCHANGE TRADED FUND - COMMODITY (COST – $2,241,641)				2,251,643

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	15

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Shares	Security			Fair Value
REAL ESTATE INVESTMENT TRUSTS – 1.58%
3,942	Unibail-Rodamco SE			$921,388
46,352	Monmouth Real Estate Investment Corp.			661,443
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost – $1,506,707)				1,582,831

Principal	Security	Coupon	Maturity	Fair Value
US GOVERNMENT & AGENCY OBLIGATIONS – 3.07%
US TREASURY NOTES – 3.07%
$2,200,000	United States Treasury Note	0.93%	1/31/2019	2,201,617
885,000	United States Treasury Note	0.75%	4/30/2018	881,578
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,086,130)				3,083,195

SHORT-TERM INVESTMENTS – 16.29%
US TREASURY BILL – 8.47%
6,000,000	United States Treasury Bill	0.00%	5/11/2017	5,996,500
2,500,000	United States Treasury Bill	0.00%	5/25/2017	2,498,161
				8,494,661

Shares	Security			Fair Value
MONEY MARKET FUND – 7.82%
7,848,074	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.51%^			7,848,074

TOTAL SHORT-TERM INVESTMENTS (Cost – $16,342,736)				16,342,735
TOTAL INVESTMENTS – 98.86% (Cost – $96,610,345)(a)				$99,188,641
CASH AND OTHER ASSETS LESS LIABILITIES – 1.14%				1,144,632
NET ASSETS – 100.00%				$100,333,273

NVDR: Non-Voting Depository Receipt

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $723,757 or 0.7% of net assets.

*	Non-income producing security

^	Interest rate reflects seven-day effective yield on March 31, 2017

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $97,013,190 and differs from fair value by net unrealized appreciation of:

Gross unrealized appreciation:	$3,571,625
Gross unrealized depreciation:	(1,396,174)
Net unrealized appreciation:	$2,175,451

See Accompanying Notes to Financial Statements.

16	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

As of March 31, 2017 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	March 31,	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	2017	(Depreciation)*
To Buy:
British Pound	5/16/2017	State Street Bank	62,400	$78,025	$78,266	$241
Danish Krone	5/16/2017	State Street Bank	1,500,000	214,118	215,598	1,480
Euro	5/16/2017	State Street Bank	865,558	919,910	925,005	5,095
Japanese Yen	5/16/2017	State Street Bank	30,000,000	264,846	269,948	5,102
Swedish Krona	5/16/2017	State Street Bank	5,100,000	560,363	570,405	10,042
				$2,037,262	$2,059,222	$21,960

To Sell:
British Pound	5/16/2017	State Street Bank	62,400	$77,963	$78,266	$(303)
Canadian Dollar	5/16/2017	State Street Bank	660,000	494,997	496,616	(1,619)
Chilean Peso	6/20/2017	State Street Bank	240,000,000	360,792	362,305	(1,513)
Danish Krone	8/17/2017	State Street Bank	4,975,000	715,738	715,973	(235)
Euro	5/16/2017	State Street Bank	3,325,000	3,558,492	3,554,712	3,780
Japanese Yen	5/16/2017	State Street Bank	116,500,000	1,037,778	1,048,297	(10,519)
Singapore Dollar	8/17/2017	State Street Bank	615,000	435,053	440,133	(5,080)
Swedish Krona	5/16/2017	State Street Bank	10,800,000	1,199,955	1,207,915	(7,960)
Swiss Franc	5/16/2017	State Street Bank	790,000	796,040	790,863	5,177
				$8,676,808	$8,695,080	$(18,272)

*	The amount represents fair value of derivative instruments subject to foreign currency risk exposure as of March 31, 2017.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	17

CENTERSTONE INTERNATIONAL FUND OVERVIEW (unaudited)

Seeks to generate long-term growth of capital by investing across international markets, including developed and emerging	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

PERFORMANCE	1 Month	3 Month	6 Month	Since Inception*
Class I (CINTX)	2.19%	5.29%	2.77%	8.32%
Class A (CSIAX)	2.09	5.19	2.73	8.27
Class A (CSIAX) with Sales Charge	–2.98	–0.09	–2.37	2.82
Class C (CSINX)	2.09	5.09	2.49	8.02
MSCI ACWI ex-US Index	2.54	7.86	6.51	12.13
MSCI EAFE Index	2.75	7.25	6.48	10.07

*	Inception: May 3, 2016

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2018, to ensure that the net annual Fund operating expenses will not exceed 1.35%, 2.10% and 1.10% of the International Fund’s average net assets, for Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would be 2.58%, 3.33% and 2.33% respectively. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. See financial highlights for additional information. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges.

TOP 10 HOLDINGS**	% of Portfolio		% of Portfolio
Air Liquide (FRA)	3.19%	Siam City Cement (THA)	2.36%
Schneider Electric (FRA)	2.94	Nagaileben (JPN)	2.35
ICA Gruppen (SWE)	2.86	TransCanada (CAN)	2.33
Gold & Gold-Related (US)	2.50	Richemont (CHE)	2.16
Loomis (SWE)	2.39	Swatch Group (CHE)	2.14
		TOTAL	25.22%

**	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

18	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX
(unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations on May 3, 2016.

Class A Maximum Sales Load is 5.00%.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

§	Percentage of portfolio including income

Portfolio allocations are subject to change and should not be considered investment advice.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	19

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Shares	Security	Fair Value
COMMON STOCK – 74.30%
CANADA – 4.04%
24,246	TransCanada Corp.	$1,118,906
26,786	Metro, Inc.	822,806
		1,941,712
CHILE – 1.49%
28,417	Cia Cervecerias Unidas SA	718,098

DENMARK – 3.57%
26,879	Topdanmark A/S*	681,457
44,377	Matas A/S	629,994
10,792	ISS A/S	408,089
		1,719,540
FINLAND – 1.52%
36,137	Tikkurila Oyj	732,469

FRANCE – 13.55%
13,403	Air Liquide SA	1,531,351
19,253	Schneider Electric SE	1,409,600
4,195	LVMH Moet Hennessy Louis Vuitton SE	921,226
90,537	Havas SA	806,484
10,541	Danone SA	716,991
4,064	Sodexo SA	477,987
5,775	Eiffage SA	452,324
3,054	Valeo SA	203,398
		6,519,361
GERMANY – 5.85%
10,472	Fraport AG Frankfurt Airport Services Worldwide	741,008
38,859	Hamburger Hafen und Logistik AG	727,325
7,600	Bayerische Motoren Werke AG	693,288
5,969	Hornbach Holding AG & Co KGaA	442,558
6,709	Hornbach Baumarkt AG	209,204
		2,813,383
HONG KONG – 5.02%
586,577	Kerry Logistics Network Ltd.	822,710
519,083	Mandarin Oriental International Ltd.	674,808
63,950	Hongkong Land Holdings Ltd.	491,775
93,900	Hysan Development Co. Ltd.	425,912
		2,415,205

See Accompanying Notes to Financial Statements.

20	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Shares	Security	Fair Value
COMMON STOCK – 74.30% (continued)
INDONESIA – 1.47%
567,113	Indocement Tunggal Prakarsa Tbk PT	$706,471

ITALY – 0.52%
10,709	Interpump Group SpA	249,051

JAPAN – 8.15%
54,724	Nagaileben Co. Ltd.	1,130,068
131,110	Ichiyoshi Securities Co. Ltd	988,065
17,442	Aica Kogyo Co. Ltd.	459,355
23,325	Mitsubishi Estate Co. Ltd.	425,310
2,138	Shimano, Inc.	312,068
1,514	FANUC Corp.	310,334
17,820	Sekisui Jushi Corp.	295,960
		3,921,160
MEXICO – 1.54%
105,058	Grupo Televisa SAB	544,306
10,117	Fresnillo PLC	197,232
		741,538
PERU – 0.95%
12,669	Southern Copper Corp.	454,690

SINGAPORE – 3.08%
493,634	ComfortDelGro Corp. Ltd.	903,387
83,201	Oversea-Chinese Banking Corp. Ltd.	578,127
		1,481,514
SWEDEN – 5.24%
40,258	ICA Gruppen AB	1,373,884
36,223	Loomis AB	1,146,439
		2,520,323
SWITZERLAND – 8.80%
13,126	Cie Financiere Richemont SA	1,037,867
2,868	Swatch Group AG	1,027,057
11,051	Novartis AG	820,288
8,995	Nestle SA	690,127
2,586	Roche Holding AG	660,409
		4,235,748

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	21

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Shares	Security			Fair Value
COMMON STOCK – 74.30% (continued)
THAILAND – 4.25%
131,057	Siam City Cement PCL			$1,132,744
89,800	Bangkok Bank PCL			486,076
49,450	Bangkok Bank PCL (NVDR)			261,191
248,200	Thai Beverage PCL			166,786
				2,046,797
UNITED KINGDOM – 3.19%
72,963	Berendsen PLC			670,075
139,023	Rotork PLC			423,785
10,008	Weir Group PLC			240,373
6,391	Spectris PLC			200,022
				1,534,255
UNITED STATES – 2.07%
34,117	Mosaic Co.			995,534

TOTAL COMMON STOCK (Cost – $33,610,632)				35,746,849

Principal	Security	Coupon	Maturity	Fair Value
BONDS & NOTES – 0.27%
UNITED KINGDOM – 0.27%
$124,000	Vodafone Group PLC	4.63%	7/15/2018	128,037

TOTAL BONDS & NOTES (Cost – $129,020)				128,037

Shares	Security			Fair Value
EXCHANGE TRADED FUND - COMMODITY – 2.50%
10,117	SPDR Gold Shares*			1,201,090

TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost – $1,168,468)				1,201,090

REAL ESTATE INVESTMENT TRUSTS – 1.40%
2,886	Unibail-Rodamco SE			674,562

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost – $666,238)				674,562

See Accompanying Notes to Financial Statements.

22	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

Principal	Security	Coupon	Maturity	Fair Value
US GOVERNMENT & AGENCY OBLIGATIONS – 7.97%
US TREASURY NOTES – 7.97%
$2,500,000	United States Treasury Note	0.97%	1/31/2019	$2,501,838
1,340,000	United States Treasury Note	0.75%	4/30/2018	1,334,818
				3,836,656

TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,840,691)				3,836,656

SHORT-TERM INVESTMENTS – 13.34%
US TREASURY BILL – 6.23%
3,000,000	United States Treasury Bill	0.00%	5/11/2017	2,998,250

Shares	Security			Fair Value
MONEY MARKET FUND – 7.11%
3,421,555	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.51%^			3,421,555

TOTAL SHORT-TERM INVESTMENTS (Cost – $6,419,805)				6,419,805
TOTAL INVESTMENTS – 99.78% (Cost – $45,834,854)(a)				$48,006,999
CASH AND OTHER ASSETS LESS LIABILITIES – 0.22%				106,034
NET ASSETS – 100.00%				$48,113,033

NVDR: Non-Voting Depository Receipt

*	Non-income producing security

^	Interest rate reflects seven-day effective yield on March 31, 2017

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,962,182 and differs from fair value by net unrealized appreciation of:

Gross unrealized appreciation:	$2,541,020
Gross unrealized depreciation:	(496,203)
Net unrealized appreciation:	$2,044,817

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	23

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

As of March 31, 2017 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	March 31,	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	2017	(Depreciation)*
To Buy:
British Pound	5/16/2017	State Street Bank	105,330	$131,705	$132,112	$407
Danish Krone	5/16/2017	State Street Bank	1,600,000	228,392	229,971	1,579
Euro	5/16/2017	State Street Bank	1,091,734	1,159,104	1,166,964	7,860
Japanese Yen	5/16/2017	State Street Bank	40,000,000	353,128	359,930	6,802
Swedish Krona	5/16/2017	State Street Bank	5,100,000	563,039	570,405	7,366
Swiss Franc	5/16/2017	State Street Bank	500,000	502,459	500,546	(1,913)
				$2,937,827	$2,959,928	$22,101

To Sell:
British Pound	5/16/2017	State Street Bank	105,330	$131,154	$132,111	$(957)
Canadian Dollar	5/16/2017	State Street Bank	499,930	372,394	376,171	(3,777)
Chilean Peso	6/20/2017	State Street Bank	210,000,000	315,693	317,017	(1,324)
Danish Krone	5/16/2017	State Street Bank	4,075,000	585,376	585,707	(331)
Euro	5/16/2017	State Street Bank	2,700,000	2,882,734	2,886,533	(3,799)
Japanese Yen	5/16/2017	State Street Bank	100,000,000	889,530	899,826	(10,296)
Singapore Dollar	8/17/2017	State Street Bank	450,000	317,348	322,048	(4,700)
Swedish Krona	5/16/2017	State Street Bank	9,550,000	1,057,045	1,068,110	(11,065)
Swiss Franc	5/16/2017	State Street Bank	1,209,400	1,210,206	1,210,721	(515)
				$7,761,480	$7,798,244	$(36,764)

*	The amount represents fair value of derivative instruments subject to foreign currency risk exposure as of March 31, 2017.

See Accompanying Notes to Financial Statements.

24	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2017

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$96,610,345	$45,834,854
Investments in securities, at value	$99,188,641	$48,006,999
Foreign currency, at value (Cost $59 and $157, respectively)	58	157
Interest and dividends receivable	207,625	90,525
Receivable for fund shares sold	2,058,808	163,543
Unrealized appreciation on open forward foreign currency contracts	52,344	39,176
Due from Advisor	85,956	45,107
Prepaid expenses and other assets	20,746	22,983
Total Assets	101,614,178	48,368,490

Liabilities:
Due to custodian	51,817	—
Payable for securities purchased	1,031,832	97,861
Payable for fund shares redeemed	14,630	1,837
Unrealized depreciation on open forward foreign currency contracts	48,656	53,839
Payable for distribution fees	2,117	2,209
Payable for trustees fees	24,270	20,111
Accrued expenses and other liabilities	107,583	79,600
Total Liabilities	1,280,905	255,457

Net Assets	$100,333,273	$48,113,033

Net Assets consist of:
Paid in capital	$97,822,774	$45,878,110
Accumulated undistributed net investment income	355,935	177,679
Accumulated net realized loss on investments and foreign currency transactions	(427,175)	(100,110)
Net unrealized appreciation on investments and foreign currency translations	2,581,739	2,157,354

Net Assets	$100,333,273	$48,113,033

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	25

CENTERSTONE INVESTORS

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2017

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$90,802,652	$40,395,183
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	8,534,467	3,756,834
Net asset value, offering and redemption price per share*	$10.64	$10.75

Class A Shares:**
Net Assets	$8,909,976	$6,509,787
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	839,097	605,416
Net asset value, and redemption price per share*	$10.62	$10.75
Offering price per share (NAV per share plus maximum sales charge of 5%)	$11.18	$11.32

Class C Shares:
Net Assets	$620,645	$1,208,063
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	58,599	112,614
Net asset value, offering and redemption price per share*	$10.59	$10.73
Redemtion proceeds per share (NAV per share less maximum contigent deferred sales charge)^	$10.48	$10.62

*	Each fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase.

**	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

26	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

STATEMENTS OF OPERATIONS

PERIOD ENDED MARCH 31, 2017*

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$206,146	$29,319
Dividend income	489,797	287,962
Less: Foreign withholding taxes	(34,910)	(31,873)
Total Investment Income	661,033	285,408

Operating Expenses:
Investment advisory fees	319,065	171,246
Distribution fees — Class A Shares	6,843	2,895
Distribution fees — Class C Shares	1,050	1,893
Professional fees	119,367	68,439
Trustees’ fees	114,154	74,088
Administration fees	94,994	94,434
Custodian fees	59,894	35,2 12
Registration & filing fees	50,246	50,699
Chief Compliance Officer fees	29,595	16,261
Printing and postage expense	23,071	10,348
Transfer agent fees	20,896	15,918
Other expenses	31,736	19,982
Total Operating Expenses	870,9 1 1	561,415
Less: Fees waived/reimbursed by the Advisor	(470,022)	(346,342)
Net Operating Expenses	400,889	215,073
Net Investment Income	260,144	70,335

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	(408,067)	(73,681)
Forward foreign currency contracts	339,008	227,230
	(69,059)	153,549
Net change in unrealized appreciation (depreciation) on:
Investments	2,578,296	2,172,145
Foreign currency translations	(245)	(128)
Forward foreign currency contracts	3,688	(14,663)
	2,581,739	2,157,354
Net Realized and Unrealized Gain	2,512,680	2,310,903
Net Increase in Net Assets Resulting From Operations	$2,772,824	$2,381,238

*	The Funds’ inception date was May 3, 2016.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	27

CENTERSTONE INVESTORS

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED MARCH 31, 2017*

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Operations:
Net investment income	$260,144	$70,335
Net realized gain (loss) from investments and forward foreign currency contracts	(69,059)	153,549
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward foreign currency contacts	2,581,739	2,157,354
Net Increase in Net Assets Resulting From Operations	2,772,824	2,381,238

Distributions to Shareholders From:
Net Investment Income:
Class I	(206,415)	(114,179)
Class A	(27,800)	(5,140)
Class C	(244)	(477)
Net Realized Gains:
Class I	(24,262)	(25,173)
Class A	(3,574)	(1,222)
Class C	(30)	(124)
Total Distributions to Shareholders	(262,325)	(146,315)

Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	96,451,618	39,681,319
Class A	8,819,115	6,665,870
Class C	611,394	1,175,615
Reinvestment of distributions
Class I	221,936	139,352
Class A	29,574	6,362
Class C	274	601
Redemption fee proceeds
Class I	15,178	6,527
Class A	—	640
Cost of shares redeemed
Class I	(8,156,932)	(1,464,945)
Class A	(169,372)	(333,220)
Class C	(11)	(11)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	97,822,774	45,878,110
Total Increase in Net Assets	100,333,273	48,113,033

Net Assets:
Beginning of Period	—	—
End of Period**	$100,333,273	$48,113,033

** Includes accumulated undistributed net investment income at end of period	$355,935	$177,679

*	The Funds’ inception date was May 3, 2016.

See Accompanying Notes to Financial Statements.

28	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS FUND

FINANCIAL HIGHLIGHTS

PERIOD ENDED MARCH 31, 2017*

The table sets forth financial data for one share of beneficial interest outstanding throughout the period:

	Class I	Class A	Class C
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income**	0.07	0.04	0.01
Net realized and unrealized gain	0.63	0.64	0.64
Total income from investment operations	0.70	0.68	0.65
Less distributions:
From net investment income	(0.05)	(0.05)	(0.05)
From net realized gains	(0.01)	(0.01)	(0.01)
Total distributions	(0.06)	(0.06)	(0.06)
Paid in capital from redemption fees	— (1)	—	—

Net asset value, end of period	$10.64	$10.62	$10.59
Total return(2)†	7.02%	6.77%	6.50%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$90,803	$8,910	$621
Ratios of expenses to average net assets
Before fee waivers^	2.42%	2.55%	3.86%
After fee waivers^	1.10%	1.35%	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers^	(0.57)%	(0.77)%	(1.68)%
After fee waivers^	0.75%	0.44%	0.08%
Portfolio turnover rate(2)	33.34%	33.34%	33.34%

*	The Fund’s inception date was May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

†	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	29

CENTERSTONE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

PERIOD ENDED MARCH 31, 2017*

The table sets forth financial data for one share of beneficial interest outstanding throughout the period:

	Class I	Class A	Class C
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income**	0.03	0.06	— (1)
Net realized and unrealized gain	0.79	0.75	0.79
Total income from investment operations	0.82	0.81	0.79
Less distributions:
From net investment income	(0.06)	(0.06)	(0.05)
From net realized gains	(0.01)	(0.01)	(0.01)
Total distributions	(0.07)	(0.07)	(0.06)
Paid in capital from redemption fees	— (1)	0.01	—

Net asset value, end of period	$10.75	$10.75	$10.73
Total return(2)†	8.32%	8.27%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$40,395	$6,510	$1,208
Ratios of expenses to average net assets
Before fee waivers^	2.91%	3.17%	3.90%
After fee waivers^	1.10%	1.35%	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers^	(1.46)%	(1.18)%	(1.78)%
After fee waivers^	0.35%	0.65%	0.02%
Portfolio turnover rate(2)	19.46%	19.46%	19.46%

*	The Fund’s inception date was May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

†	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

30	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Organizational Expenses - Organizational and offering expenses of the Funds were borne by the Advisor and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities or Statements of Operations.

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CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

a.	Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current fair value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available, then securities may be valued at fair value as determined by the Board (or its delegate). Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price at 4:00 pm Eastern Time (“ET”).

Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Forward contacts are valued at the current cost of covering or offsetting such contacts by reference to forward currency rates at the time the NYSE closes (normally 4:00 pm ET).

Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET. Effective September 13, 2016, the Funds began using fair value prices as provided by an independent pricing vendor for those securities traded on a foreign exchange.

32	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of trustees of the Underlying Funds.

Fair Valuation Process – If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee (the “Committee”) in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available;

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	33

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its NAV; (v) restricted securities, such as private investments or non-traded securities. The Committee may determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

34	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$64,183,656	$—	$—	$64,183,656
Bonds & Notes	—	11,744,581	—	11,744,581
Exchange Traded Fund - Commodity	2,251,643	—	—	2,251,643
Real Estate Investment Trusts	1,582,831	—	—	1,582,831
US Government & Agency Obligations	—	3,083,195	—	3,083,195
Short-Term Investments	7,848,074	8,494,661	—	16,342,735
Forward Foreign Currency Contracts*	—	52,344	—	52,344
Total Assets	$75,866,204	$23,374,781	$—	$99,240,985

Liabilities – Derivatives
Forward Foreign Currency Contracts*	$—	$48,656	$—	$48,656

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	35

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

Centerstone International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$35,746,849	$—	$—	$35,746,849
Bond & Notes	—	128,037	—	128,037
Exchange Traded Fund - Commodity	1,201,090	—	—	1,201,090
Real Estate Investment Trusts	674,562	—	—	674,562
US Government & Agency Obligations	—	3,836,656	—	3,836,656
Short-Term Investments	3,421,555	2,998,250	—	6,419,805
Forward Foreign Currency Contracts*	—	39,176	—	39,176
Total Assets	$41,044,056	$7,002,119	$—	$48,046,175

Liabilities – Derivatives
Forward Foreign Currency Contracts*	$—	$53,839	$—	$53,839

*	Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

b.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

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CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

c.	Forward Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward foreign currency contracts as an investment strategy consistent with the Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

The notional value of the derivative instruments outstanding as of March 31, 2017, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period within the Statement of Operations serve as indicators of the average volume of derivative activity for the Funds.

d.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statements of Assets and Liabilities as of March 31, 2017:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency Contracts	Unrealized appreciation on open forward foreign currency contracts	Unrealized depreciation on open forward foreign currency contracts

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	37

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of March 31, 2017:

Asset Derivatives Investment Value
Unrealized Appreciation on Open
Forward Foreign Currency Contracts
Centerstone Investors Fund
Forward Foreign Currency Contracts	$ 52,344

Centerstone International Fund
Forward Foreign Currency Contracts	$ 39,176

Liability Derivatives Investment Value
Unrealized Depreciation on Open
Forward Foreign Currency Contracts
Centerstone Investors Fund
Forward Foreign Currency Contracts	$ 48,656

Centerstone International Fund
Forward Foreign Currency Contracts	$ 53,839

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency Contracts	Net Realized gain (loss) from: Forward foreign currency contracts

Net change in unrealized appreciation (depreciation) on: Forward foreign currency contracts

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Net Realized Gain (Loss) From
Derivative Investment Type	Forward Foreign Currency Contracts

Centerstone Investors Fund Forward Foreign Currency Contracts	$ 339,008

Centerstone International Fund Forward Foreign Currency Contracts	$ 227,230

38	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

Changes in unrealized appreciation/(depreciation)
on derivatives recognized in the Statements of Operations
Change in Unrealized
Derivative Investment Type	Appreciation (Depreciation)
Centerstone Investors Fund
Forward Foreign Currency Contracts	$ 3,688

Centerstone International Fund
Forward Foreign Currency Contracts	$ (14,663)

e.	Offsetting of Financial Assets and Derivative Assets – The Funds’ policies are to recognize a net asset or liability equal to the unrealized amount on forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2017.

Centerstone Investors Fund

Assets:			Net Amounts	Gross Amounts Not
		Gross	of Assets	Offset in the Statements
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statements	Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$52,344	$—	$52,344	$(48,656)	$—	$3,688
Total	$52,344	$—	$52,344	$(48,656)	$—	$3,688

Liabilities:			Net Amounts	Gross Amounts Not
		Gross	of Liabilities	Offset in the Statements
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statements	Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$(48,656)	$—	$(48,656)	$48,656	$—	$—
Total	$(48,656)	$—	$(48,656)	$48,656	$—	$—

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	39

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

Centerstone International Fund

Assets:			Net Amounts	Gross Amounts Not
		Gross	of Assets	Offset in the Statements
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statements	Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$39,176	$—	$39,176	$(39,176)	$—	$—
Total	$39,176	$—	$39,176	$(39,176)	$—	$—

Liabilities:			Net Amounts	Gross Amounts Not
		Gross	of Liabilities	Offset in the Statements
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statements	Statements		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$(53,839)	$—	$(53,839)	$39,176	$—	$(14,663)
Total	$(53,839)	$—	$(53,839)	$39,176	$—	$(14,663)

f.	Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense is recorded on ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded soon after the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and

40	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

the relative size of the Funds. In general, each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

g.	Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

h.	Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdiction as US Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	41

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

i.	Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related fees. Dividends and distributions to shareholders are recorded on ex-date.

j.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a.	Management Fees – Centerstone Investors, LLC (the “Advisor”) serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of the Fund’s respective average daily net assets, accrued daily and paid monthly. For the period ended March 31, 2017, the Advisor earned advisory fees of $319,065 and $171,246 for the Centerstone Investors Fund and Centerstone International Fund, respectively. Certain trustees and/or officers are also officers of the Advisor.

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or

42	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until March 31, 2018, so that the total annual operating expenses of the Funds do not exceed 1.35%, 2.10% and 1.10% of the average daily net assets of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the period ended March 31, 2017, the Advisor waived fees or reimbursed expenses totaling $470,022 and $346,342 for the Centerstone Investors Fund and Centerstone International Fund, respectively, amounts which are subject to recapture through March 31, 2020.

b.	Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, for Class A and Class C shares. The Plan provides for the monthly payment of a combined shareholder servicing and distribution fee (“Rule 12b-1 Fee”) to the Distributor at an annualized rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively. Class I shares do not pay Rule 12b-1 Fees. For the period ended March 31, 2017, the Funds incurred distribution Fees of $7,893 and $4,788 for the Centerstone Investors Fund and Centerstone International Fund, respectively. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended March 31, 2017, the Distributor received $55,136 in underwriting commissions for sales of shares, of which $1,934 was retained by the principal underwriter.

c.	Administration, Fund Accounting and Transfer Agency Fees – Gemini Fund Services, LLC (“GFS” or the “Administrator”), an affiliate of the Distributor serves as the administrator, fund accountant and transfer agent for the Funds. Under the terms of such agreements, GFS receives customary fees from the Funds. Certain officers of the Funds are also officers or employees of GFS and are not paid any fees directly for servicing in such capacities.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	43

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. The Chief Compliance Officer is an officer of NLCS.

Blu Giant, LLC (“Blu Giant”, formerly “Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

d.	Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive a quarterly fee of $15,000. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board. The “interested persons” who serve as officers or trustees of the Trust receive no compensation for their services as trustees or officers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the period ended March 31, 2017 were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	US Government	US Government	US Government	US Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$68,461,709	$9,263,736	$23,421,225	$1,885,000
Centerstone International Fund	28,107,932	1,278,572	14,964,650	2,049,982

5.	SHARES OF BENEFICIAL INTEREST

At March 31, 2017, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the period ended March 31, 2017:

44	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

				Net Increase
		Distributions		(Decrease)
Fund	Issued	Reinvested	Redeemed	in Shares
	Class I Shares
Centerstone Investors Fund	9,306,166	21,652	(793,351)	8,534,467
Centerstone International Fund	3,884,272	13,770	(141,208)	3,756,834

	Class A Shares
Centerstone Investors Fund	852,332	2,891	(16,126)	839,097
Centerstone International Fund	636,272	629	(31,485)	605,416

	Class C Shares
Centerstone Investors Fund	58,573	27	(1)	58,599
Centerstone International Fund	112,556	59	(1)	112,614

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds distributions paid for the period ended March 31, 2017 as follows:

For fiscal period	Ordinary	Long-Term	Return of
ended 3/31/2017	Income	Capital Gains	Capital	Total
Centerstone Investors Fund	$287,900	$—	$—	$287,900
Centerstone International Fund	169,848	—	—	169,848

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $25,575 and $23,533 for period ended March 31, 2017 for the Centerstone Investors Fund and Centerstone International Fund, respectively, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of March 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Centerstone Investors Fund

Total
Undistributed	Undistributed	Post October	Capital		Unrealized	Accumulated
Ordinary	Long-Term	Loss and Late	Loss Carry	Other Book/	Appreciation/	Earnings/
Income	Capital Gains	Year Loss	Forwards	Tax Differences	(Depreciation)	(Deficits)
$381,061	$—	$—	$(41,934)	$—	$2,171,372	$2,510,499

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	45

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

Centerstone International Fund

Total
Undistributed	Undistributed	Post October	Capital		Unrealized	Accumulated
Ordinary	Long-Term	Loss and Late	Loss Carry	Other Book/	Appreciation/	Earnings/
Income	Capital Gains	Year Loss	Forwards	Tax Differences	(Depreciation)	(Deficits)
$193,686	$—	$—	$—	$—	$2,041,237	$2,234,923

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 contracts, open forward foreign currency contracts, and adjustments for real estate investment trusts and grantor trusts.

The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gain of $3,580 for the Centerstone Investors Fund and $4,080 for the Centerstone International Fund.

At March 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Centerstone Investors Fund	$14,540	$27,394	$41,934
Centerstone International Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/(losses), the reclass of Fund distributions, and adjustments for real estate investment trusts, and grantor trusts, resulted in reclassifications for the Funds for the period ended March 31, 2017 as follows:

		Undistributed	Accumulated
	Paid in	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Centerstone Investors Fund	$—	$330,250	$(330,250)
Centerstone International Fund	—	227,140	(227,140)

46	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2017

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the period ended March 31, 2017, the Centerstone Investors Fund and the Centerstone International Fund assessed $15,178 and $7,167 in redemption fees, respectively.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of March 31, 2017, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 30% and 49% of the outstanding voting securities of the Centerstone Investors Fund and Centerstone International Fund, respectively, and Abhay Deshpande owned 34% of the outstanding voting securities of the Centerstone International Fund.

9.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements relating to the Funds presented in this report.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF CENTERSTONE INVESTORS TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Centerstone Investors Trust, comprising Centerstone Investors Fund and Centerstone International Fund (the “Funds”) as of March 31, 2017, and the related statements of operations, and changes in net assets, and financial highlights for the period May 3, 2016 (commencement of operations) through March 31, 2017. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centerstone Investors Fund and Centerstone International Fund as of March 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the period May 3, 2016 (commencement of operations) through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 30, 2017

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

48	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

FUNDS’ EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay (1) transactional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	49

CENTERSTONE INVESTORS

FUNDS’ EXPENSES (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical-Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual(1)		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value*	Value	Paid During	Value	Paid During
	Ratio	10/1/16	3/31/17	Period*	3/31/17	Period*
Class I:
Investors Fund	1.10%	$1,000.00	$1,021.20	$ 5.54	$1,019.45	$ 5.54
International Fund	1.10%	$1,000.00	$1,027.70	$ 5.56	$1,019.45	$ 5.54

Class A:
Investors Fund	1.35%	$1,000.00	$1,019.80	$ 6.80	$1,018.20	$ 6.79
International Fund	1.35%	$1,000.00	$1,027.30	$ 6.82	$1,018.20	$ 6.79

Class C:
Investors Fund	2.10%	$1,000.00	$1,016.20	$ 10.56	$1,014.46	$ 10.55
International Fund	2.10%	$1,000.00	$1,024.90	$ 10.60	$1,014.46	$ 10.55

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 365 (to reflect the one-half year period).

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

50	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

SUPPLEMENTAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 877.314.9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

How To Obtain 1st And 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 800.SEC.0330. The information on Form N-Q is available without charge, upon request, by calling 877.314.9006.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	51

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

FEBRUARY 2016

FACTS	WHAT DOES CENTERSTONE INVESTORS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

	w	Social Security number and wire transfer instructions

What?	w	account transactions and transaction history

	w	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CENTERSTONE INVESTORS TRUST chooses to share; and whether you can limit this sharing.

Does Centerstone
Reasons we can share your	Investors Trust share	Can you limit
personal information	information?	this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes — to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes — information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?     Call 402.493.4603

52	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

What we do

How does Centerstone Investors Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Centerstone Investors Trust collect my personal information?	We collect your personal information, for example, when you

	w	open an account or deposit money

	w	direct us to buy securities or direct us to sell your securities

	w	seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Federal law gives you the right to limit only:

Why can’t I limit all sharing?	w	sharing for affiliates’ everyday business purposes — information about your creditworthiness.

	w	affiliates from using your information to market to you.

	w	sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	w	CENTERSTONE INVESTORS TRUST does not jointly market.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	53

TRUSTEES & OFFICERS

Independent Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul Coghlan 1945	Independent Trustee since Mar. 2016.	CFO, Linear Technology Corp. (Dec. 1986–Jun. 2015).	2	None
Felix Rivera 1963	Independent Trustee since Mar. 2016.	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy) (Jan. 2011–present); COO, Biondo Investment Advisors, LLC (Apr. 2004–Dec. 2010).	2	BlueArc Multi-Strategy Fund (since 2014); Advisors Preferred Trust (since 2012).
Anita K. Krug 1969	Independent Trustee since Mar. 2016.	Professor, University of Washington School of Law (since 2016); Associate Professor, University of Washington School of Law (2014–2016); Assistant Professor, University of Washington School of Law (2010–2014); Partner, Howard Rice Nemerovski Canady Falk & Rabkin, P.C. (legal services) (2007–2010).	2	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); Two Roads Shared Trust (since 2012).

Interested Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande** 1970	Trustee, President and CEO since Jan. 2016.	Founder & CIO of the Advisor (2015–present); Portfolio Manager, First Eagle Investment Management, LLC (2007–2014).	2	None

54	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

TRUSTEES & OFFICERS

Officers

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Philip Santopadre 1977	Treasurer, Secretary and CFO since Mar. 2016.	COO, CFO and CCO of the Advisor (Mar. 2016–present); Treasurer, First Eagle Funds and First Eagle Variable Funds (Sept. 2005–Mar. 2016); Vice President, First Eagle Investment Management, LLC (Jul. 2006–Mar. 2016).	N/A	N/A
Michael J. Wagner 1950	CCO since Jul. 2016.	President, Northern Lights Compliance Services, LLC (provides CCO services to mutual funds) (2006–present).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Abhay Deshpande is an “interested person” of the Trust as that term is defined under the 1940 Act because of his affiliation with Centerstone Investors, LLC, the Funds’ Advisor.

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	55

56	Centerstone Investors ♦ Annual Report ♦ March 31, 2017

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
135 Fifth Avenue
Suite 3
New York, NY 10010

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

Legal Counsel
Alston & Bird, LLP
950 F Street NW
Washington, D.C. 20004

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Gemini Fund Services, LLC
17605 Wright Street
Suite 2
Omaha, NE 68130

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Centerstone Investors ♦ Annual Report ♦ March 31, 2017	57

CENTERSTONE
INVESTORS

Centerstone Investors • 135 Fifth Avenue, Suite 3 • New York, New York 10010
212.503.5790 • **centerstoneinv.com** • in

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Paul Coghlan is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Coghlan is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 – $24,000

2016 – $0

(b)	Audit-Related Fees

2017 – None

2016 – None

(c)	Tax Fees

2017 – $5,000

2016 – $0

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 – None

2016 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 – $5,000

2016 – $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centerstone Investors Trust

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 6/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 6/8/17

By (Signature and Title)

/s/ Philip Santopadre

Philip Santopadre, Treasurer/Principal Financial Officer

Date 6/8/17